Mortgage and Related Party Notes Payable	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Mortgage and Related Party Notes Payable [Abstract]
MORTGAGE AND RELATED PARTY NOTES PAYABLE

NOTE 6 – MORTGAGE AND RELATED PARTY NOTES PAYABLE

58 Main Street

On January 16, 2014, the Company assumed a mortgage note payable to a third-party, unrelated to the seller, on a property located at 58 Main Street, Topsfield, Massachusetts.   The note bears interest at 6.75% per annum and is due August 26, 2019.  Monthly principal and interest payments totaling $4,320 started on September 26, 2009 and will continue through the maturity date.  The mortgage note is secured by a mortgage on the property. At maturity, the balloon payment will be due in full. The remaining principal balance as of January 31, 2015 is $546,700.

7 Grove Street

On January 16, 2014, the Company assumed a mortgage note payable to a third-party, unrelated to the seller, on a property located at 7 Grove Street, Topsfield, Massachusetts.   The note bore interest at 7.9 % per annum and was scheduled to mature on September 5, 2032.  Monthly payments of $17,775 started on October 5, 2008.  The mortgage note was secured by a mortgage on the property. At maturity, the balloon payment was to be due in full.

On April 12, 2014, the mortgage note payable on the property at 7 Grove Street was paid in full by a shareholder. On that same date, a new mortgage payable was established between the Company and its majority shareholder for an amount equal to the balance that was remaining on the original mortgage.  The new related party mortgage payable began on April 12, 2014 and is a 5-year fixed loan at 5.5% interest, with a balloon payment on May 15, 2019 for the outstanding balance.  Interest only payments began on May 15, 2014 in the amount of $6,536.

Future principal requirements on long-term debt for fiscal years ending after January 31, 2015 are as follows:

Related Party Mortgage Payable		Mortgage Payable
For fiscal year ending	Future Payout	For fiscal year ending	Future Payout
2015	-	2015	1,871
2016	-	2016	14,186
2017	-	2017	15,291
2018	1,425,982	2018	16,371
2019	-	2019	17,527
2020 and thereafter	-	2020 and thereafter	481,454
Total	$1,425,982	Total	$546,700

NOTE 6 – MORTGAGE AND RELATED PARTY NOTES PAYABLE

58 Main Street

On January 16, 2014, the Company assumed a mortgage note payable to a third-party, unrelated to the seller, on the property located at 58 Main Street, Topsfield, Massachusetts.   The note bears interest at 6.75% per annum and is due August 26, 2019.  Monthly principle and interest payments totaling $4,320 started on September 26, 2009 and will continue through the maturity date.  The mortgage note is secured by a mortgage on the property. At maturity, the balloon payment will be due in full. The remaining principal balance as of April 30, 2014 is $558,177.

7 Grove Street

On January 16, 2014, the Company assumed a mortgage note payable to a third-party, unrelated to the seller, on the property located at 7 Grove Street, Topsfield, Massachusetts.   The note bore interest at 7.9 % per annum and was scheduled to mature on September 5, 2032.  Monthly payments of $17,775 started on October 5, 2008.  The mortgage note was secured by a mortgage on the property. At maturity, the balloon payment was to be due in full.

On April 12, 2014, the mortgage note payable on the property at 7 Grove Street was paid in full by a shareholder. On that same date, a new mortgage payable was established between the Company and the shareholder for an amount equal to the balance that was remaining on the original mortgage.  The new related party mortgage payable began on April 12, 2014 and is a 5-year fixed loan at 5.5% interest, with a balloon payment on May 15, 2019 for the outstanding balance.  Interest only payments will begin on May 15, 2014 in the amount of $6,536.

Future principle requirements on long-term debt for fiscal years ending after April 30, 2014 are as follows:

Mortgage Payable - Related Party		Mortgage Payable
For fiscal year ending	Future Payout	For fiscal year ending	Future Payout
2015	--	2015	13,347
2016	--	2016	14,186
2017	--	2017	15,291
2018	1,425,982	2018	16,371
2019	--	2019	17,527
2020 and thereafter	--	2020 and thereafter	481,454
Total	$1,425,982	Total	$558,176